Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 191
Operating leases, 2016	48
Operating leases, 2017	35
Operating leases, 2018	24
Operating leases, 2019	15
Operating leases, 2020	13
Operating leases, Thereafter	56
Purchase obligations, Total	468
Purchase obligations, 2016	377
Purchase obligations, 2017	65
Purchase obligations, 2018	23
Purchase obligations, 2019	3
Purchase obligations, 2020	0
Purchase obligations, Thereafter	0
Other obligations, Total	431
Other obligations, 2016	206
Other obligations, 2017	179
Other obligations, 2018	35
Other obligations, 2019	6
Other obligations, 2020	5
Other obligations, Thereafter	0
Company's commitments, Total	1,090
Company's commitments, 2016	631
Company's commitments, 2017	279
Company's commitments, 2018	82
Company's commitments, 2019	24
Company's commitments, 2020	18
Company's commitments, Thereafter	56
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	149
Purchase obligations, 2016	149
Purchase obligations, 2020	0
Purchase obligations, Thereafter	0
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	101
Purchase obligations, 2016	101
Purchase obligations, 2020	0
Purchase obligations, Thereafter	0
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	218
Purchase obligations, 2016	127
Purchase obligations, 2017	65
Purchase obligations, 2018	23
Purchase obligations, 2019	3
Purchase obligations, 2020	0
Purchase obligations, Thereafter	$ 0